UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-1241

 NAME OF REGISTRANT:                     Eaton Vance Growth Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008




 Eaton Vance Growth Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance-Atlanta Capital Large-Cap Growth Fund, a series of Eaton Vance Growth Trust
(Exact name
 of registrant as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 07/1/2007 through 06/30/2008

 Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Large-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment Company
 Act of 1940.  The proxy voting record of the Portfolio filed on August 25,2008 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163473 and its file number is 811-10607.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance-Atlanta Capital SMID-Cap Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant
 as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 07/1/2007 through 06/30/2008

 Eaton Vance-Atlanta Capital SMID-Cap Fund (the "Fund") is a feeder fund that invests exclusively in shares of SMID-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of
 1940.  The proxy voting record of the Portfolio filed on August 25,2008 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163472 and its file number is 811-10609.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Asian Small Companies Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant
 as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 07/1/2007 through 06/30/2008

 Eaton Vance Asian Small Companies Fund (the "Fund") is a feeder fund that invests exclusively in shares of Asian Small Companies Portfolio (the "Portfolio"), a master fund registered under the Investment  Company Act of 1940.  The proxy voting record of the Portfolio filed on
August 22,2008 can be found on  the Securities and Exchange Commission's website (www.sec.gov).
The Portfolio's CIK number is 1006140 and its file number is 811-7529.


 Eaton Vance Multi-Cap Growth Fund (formerly Eaton Vance Growth Fund), a series of Eaton Vance Growth
 Trust
 (Exact name of registrant as specified in charter)
255 State Street, Boston, Massachusetts, 02109
(Address
 of principal executive offices)             (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 07/1/2007 through 06/30/2008

 Eaton Vance Multi-Cap Growth Fund (formerly Eaton Vance Growth Fund) (the "Fund") is a feeder fund that invests exclusively in shares of Multi-Cap Growth Portfolio (formerly Growth Portfolio) (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25,2008 can be found on the Securities and Exchange Commission's website (www.sec.gov).
 The Portfolio's CIK number is 925461 and its file number is 811-8558.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Greater China Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant
 as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end: 8/31
 Date of reporting period:  07/1/2007 through 06/30/2008

 Eaton Vance Greater China Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Greater China Growth Portfolio (the "Portfolio"), a master fund registered under the
Investment  Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25,2008 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892885 and its file number is 811-7264.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Worldwide Health Sciences Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant
 as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end: 8/31
 Date of reporting period: 07/1/2007 through 06/30/2008

 Eaton Vance Worldwide Health Sciences Fund (the "Fund") is a feeder fund that invests exclusively in shares of Worldwide Health Sciences Portfolio (the "Portfolio"), a master fund registered under the
 Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25,2008 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1017967 and its file number is 811-07723.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Global Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified
 in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 07/1/2007 through 06/30/2008

Eaton Vance Global Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Global
 Growth Portfolio (the "Portfolio"), a master fund registered under the Investment
Company Act of 1940. The proxy voting record of the Portfolio filed on August 26,2008 can be found on the Securities and  Exchange Commission's website (www.sec.gov).  The Portfolio's
CIK number is 946464  and its file number is 811-7303.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Growth Trust
By (Signature)       /s/ Thomas E. Faust, Jr.
Name                 Thomas E. Faust, Jr.
Title                President
Date                 08/27/2008